Condensed Statements of Operations (Unaudited) (USD $)	12 Months Ended		45 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 3,406	$ 50,998	$ 156,028
Cost of goods sold	4,293	40,649	88,421
Gross income	(887)	10,349	67,607
Expenses:
General and administrative expenses	17,329	23,123	94,117
Officer's compensation	120,000	120,000	495,000
Advertising and promotion	14,199	41,630	83,333
Director's fees	90,000	90,000	382,500
Professional fees	82,760	41,854	302,050
Rent	5,024	9,290	33,825
Telephone	3,463	5,152	12,622
Operating expenses	332,775	331,049	1,403,447
Net (loss) before other income and expenses	(333,662)	(320,700)	(1,335,840)
Other income and expenses
Derivative (expense)/income	(1,587)	0	(1,587)
Interest expense	(244,227)	(8,141)	(264,091)
Provision for income taxes	0	0	0
TOTAL	(245,814)	(8,141)	(265,678)
Net (loss)	$ (579,476)	$ (328,841)	$ (1,601,518)
(Loss)/income per common share - Basic and fully diluted	$ 0	$ 0	$ (0.01)
Weighted average number of shares outstanding - Basic and fully diluted	125,626,787	112,426,666	112,793,302